                     CLASS A, CLASS B AND CLASS C SHARES OF

                      AIM INTERNATIONAL SMALL COMPANY FUND

                        Supplement B dated March 2, 2005
             to the Prospectus dated April 30, 2004 as supplemented
        April 30, 2004, May 18, 2004, July 16, 2004, September 8, 2004,
     October 12, 2004, December 22, 2004, December 29, 2004 (Supplement A),
               December 29, 2004 (Supplement B) and March 2, 2005

Effective as of the close of business on March 14, 2005, the Fund will be publicly offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on March 14, 2005.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus.

     "ANNUAL FUND OPERATING EXPENSES(4)
     ----------------------------------------------------------------------------------
     (expenses that are deducted
     from fund assets)                                CLASS A     CLASS B     CLASS C
     __________________________________________________________________________________
      Management Fees                                  0.95%        0.95%       0.95%

      Distribution and/or Service (12b-1) Fees         0.35(5)      1.00        1.00

      Other Expenses                                   1.05         1.05        1.05

      Total Annual Fund Operating Expenses             2.35         3.00        3.00

      Fee Waivers(6,7)                                 0.35         0.35        0.35

      Net Total Annual Fund Operating Expenses         2.00         2.65        2.65
     __________________________________________________________________________________

     (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

     (2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

     (3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption/Exchange Fees" for more information.

     (4) There is no guarantee that actual expenses will be the same as those shown in the table.


     (5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. Net Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.90%. This agreement may be modified or discontinued upon consultation with the Trustees.

     (6) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.65% and 2.65% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

     (7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"

The following information is included under the heading "OTHER INFORMATION" on page 5 of the Prospectus:

     "LIMITED FUND OFFERING

     Due to the sometimes limited availability of common stocks of small-capitalization companies that meet the investment criteria for the fund, the fund is limiting public sales of its shares to certain investors, effective as of the close of business on March 14, 2005. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

     The following types of investors may continue to invest in the fund if they are invested in the fund on March 14, 2005 and remain invested in the fund after that date:

          (i)   Existing shareholders of the fund;

          (ii) Existing shareholders of the fund who open other accounts in their name;

          (iii) The following plans and programs:

                o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

                o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                o Retirement plans maintained pursuant to Section 457 of the Code;

                o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

     Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

     The following types of investors may open new accounts in the fund, if approved by the distributor:

                o Retirement plans maintained pursuant to Section 401 of the Code;

                o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                o Retirement plans maintained pursuant to Section 457 of the Code;

                o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

                o Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and

                o   Portfolio management team, including analysts.

     Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

     At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund.

     During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

     The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                      AIM INTERNATIONAL SMALL COMPANY FUND

                      (SERIES PORTFOLIO OF AIM FUNDS GROUP)

                         Supplement dated March 2, 2005
to the Statement of Additional Information dated April 30, 2004 as supplemented
       May 18, 2004, July 16, 2004, September 28, 2004, October 12, 2004,
            October 27, 2004, December 13, 2004 and December 22, 2004


Effective as of the close of business on March 14, 2005, AIM International Small Company Fund will be offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on March 14, 2005.

The following paragraph is added after the third paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

     "Effective as of the close of business on March 14, 2005, AIM International Small Company Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM International Small Company Fund if they are invested in the Fund on March 14, 2005 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM International Small Company Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering AIM International Small Company Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund."

The following paragraph is added after the fourth paragraph under the heading entitled "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 65 of the Statement of Additional Information:

     "AIM Distributors will reduce this payment for Class A shares of AIM International Small Company Fund from 0.35% to 0.25% per annum during the period that AIM International Small Company Fund is offered on a limited basis to certain investors."

The fund may resume sales of shares to other new investors on a future date if AIM determines it is appropriate and the Board of Trustees approves.